Restatement of Previously Issued Financial Statements - Schedule of Effect of Restatement Financial Statement - Statement of Cash Flow (Detail) - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ (19,458,000)	$ (157,422)	$ (276,507)	$ (6,852,000)	$ (1,000)	$ 955,055	$ 797,633	$ (2,928,961)
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	$ (668,000)	49,440	71,070			64,890	114,330	1,996,140
Non-Cash investing and financing activities:
Initial measurement of private warrants accounted for as liabilities				423,330		423,330	423,330	423,330
Initial classification of common stock subject to possible redemption				236,971,370		236,971,370	236,971,370	236,971,370
Change in value of common stock subject to possible redemption				1,231,558		955,051	797,624	(2,928,968)
As Previously Reported [Member]
Cash Flows from Operating Activities:
Net income (loss)		(107,982)	(205,437)	1,225,382		1,019,945	911,963	(932,821)
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities				(6,180)
Non-Cash investing and financing activities:
Initial classification of common stock subject to possible redemption				237,394,700		237,394,700	237,394,700	237,394,700
Change in value of common stock subject to possible redemption				(1,225,378)		(1,019,941)	911,954	(932,828)
Adjustments [Member]
Cash Flows from Operating Activities:
Net income (loss)		(49,440)	(71,070)	6,180		(64,890)	(114,330)	(1,996,140)
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities		$ 49,440	$ 71,070	(6,180)		64,890	114,330	1,996,140
Non-Cash investing and financing activities:
Initial measurement of private warrants accounted for as liabilities				423,330		423,330	423,330	423,330
Initial classification of common stock subject to possible redemption				(423,330)		(423,330)	(423,330)	(423,330)
Change in value of common stock subject to possible redemption				$ 2,456,936		$ 1,974,992	$ (114,330)	$ (1,996,140)